TAXATION - Reconciliation of income tax expense and expected income taxes based on the statutory tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of actual and expected income tax expense based on the statutory tax rate applied to pre-tax income (loss) [abstract]
Income (Loss) before income taxes	$ 12,308,460	$ (2,517,986)
Statutory tax rates	21.00%	21.00%
Expense (Recovery) based on statutory rates	$ 2,584,776	$ (528,777)
Foreign tax rate differential	(671,504)	(536,978)
State taxes	4,981,840	2,990,031
Acquisitions costs	1,856,910	491,748
Non-deductible expenses	18,235,273	18,705,349
Tax rate change	(767,185)	206,828
Change in valuation allowance	2,980,526	1,386,577
Other differences	60,275	(627,315)
Total income tax expense	29,260,911	22,087,463
Income taxes paid during the period	$ 41,303,039	$ 5,594,182